Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 39,340	kr 35,733
Additional provisions, including increases to existing provisions	157,164	113,810
Amount used during the year	(142,691)	(107,220)
Adjustments, including unused amounts reversed during the year	(970)	78
Effect of exchange rate adjustment	3,051	(3,061)
At the end of the year	55,894	39,340	kr 35,733
Non-current liabilities	4,374	4,526
Current liabilities	51,520	34,814
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	34,052	30,878	25,760
Additional provisions, including increases to existing provisions	155,602	111,921	102,782
Amount used during the year	(141,370)	(106,116)	(98,655)
Adjustments, including unused amounts reversed during the year	(284)
Effect of exchange rate adjustment	2,822	(2,797)	610
At the end of the year	50,822	34,052	kr 30,878
Non-current liabilities	255
Current liabilities	50,567
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	2,451
Additional provisions, including increases to existing provisions	608
Amount used during the year	(657)
Adjustments, including unused amounts reversed during the year	(419)
Effect of exchange rate adjustment	174
At the end of the year	2,157	2,451
Non-current liabilities	1,895
Current liabilities	262
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	795
Additional provisions, including increases to existing provisions	493
Amount used during the year	(450)
Adjustments, including unused amounts reversed during the year	13
Effect of exchange rate adjustment	7
At the end of the year	858	795
Non-current liabilities	316
Current liabilities	542
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	2,042
Additional provisions, including increases to existing provisions	461
Amount used during the year	(214)
Adjustments, including unused amounts reversed during the year	(280)
Effect of exchange rate adjustment	48
At the end of the year	2,057	kr 2,042
Non-current liabilities	1,908
Current liabilities	kr 149